Consolidated Statements of Operations - USD ($)	2 Months Ended	6 Months Ended
	Dec. 31, 2017	Jun. 30, 2018
Operating Expenses
General and administrative expenses	$ 6,564	$ 35,096
Subcontract development services	16,990	39,362
Travel expenses	1,938	3,155
Office rent	5,973	26,609
Professional fees		316,516
Payroll and related expenses		69,364
Total operating expenses	31,465	490,102
Net Loss	$ (31,465)	$ (490,102)
Earnings per Share
Basic earnings per share	$ (.01)	$ (0.06)
Weighted average shares outstanding	5,833,333	8,094,756